Patent Finance Obligations (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Current and Long-Term Portions of Obligations

The current and long-term portions of these obligations are reflected as follows:

	Gross	Unamortized Discount	Net Carrying Amount
As at December 31, 2017
Patent finance obligation, due August 18, 2018	4,167	(77)	4,090
Current portion			(4,090)
			$-

	Gross	Unamortized Discount	Net Carrying Amount
As at December 31, 2016
Patent rights finance obligation, due June 18, 2023	$14,000	$(185)	$13,815
Patent finance obligation, due August 18, 2018	9,722	(390)	9,332
Long term portion	23,722	(575)	23,147
Current portion			(10,372)
			$12,775